Income Taxes (Income Tax Expense Attributable to Income (Loss) before Income Taxes) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Current Income Tax Expense Benefit
U.S. federal
State and local			$ 1	$ 1	$ 3
Current Income Tax Expense			$ 1	$ 1	$ 3
Deferred Income Tax Expense
U.S. federal
State and local
Deferred Income Tax Expense
Income Tax Expense Benefit
U.S. federal
State and local			$ 1	$ 1	$ 3
Income tax expense	$ 1	$ 1	$ 1	$ 1	$ 3